Subsequent Events (Details) - CLP ($)					12 Months Ended
	Mar. 26, 2026	Jan. 29, 2026	Mar. 27, 2025	Mar. 28, 2024	Dec. 31, 2025
Subsequent Events [Line Items]
Dividend distribution profit percentage					84.70%
Ordinary Shareholders [Member]
Subsequent Events [Line Items]
Dividends paid, ordinary shares per share	$ 9.99757030464		$ 9.85357420889	$ 8.0771628686
Non-adjusting events after reporting period [Member]
Subsequent Events [Line Items]
Inflation of paid capital and reserves (in Pesos)		$ 182,336,381,737
Dividend price		$ 9.99757030464
Shares issued (in Shares)		101,017,081,114